Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Deferred tax expense (income) [abstract]
Schedule of deferred tax assets and liabilities
Deferred tax assets and liabilities are attributable to the following:

(in thousands of USD)	ASSETS	LIABILITIES	NET
Employee benefits	25	—	25
Unused tax losses & tax credits	60,308	—	60,308
Unremitted earnings	—	(58,930)	(58,930)
	60,333	(58,930)	1,403
Offset	(58,930)	58,930
Balance at December 31, 2022	1,403	—

Employee benefits	44	—	44
Unused tax losses & tax credits	42,178	—	42,178
Unremitted earnings	—	(41,942)	(41,942)
	42,222	(41,942)	280
Offset	(41,942)	41,942
Balance at December 31, 2023	280	—
Deferred tax assets and liabilities have not been recognized in respect of the following items:

(in thousands of USD)	December 31, 2023		December 31, 2022
	ASSETS	LIABILITIES	ASSETS	LIABILITIES
Deductible temporary differences	270	—	261	—
Taxable temporary differences	—	(12,162)	—	(12,162)
Tax losses & tax credits	28,299	—	29,776	—
	28,569	(12,162)	30,037	(12,162)
Offset	(12,162)	12,162	(12,162)	12,162
Total	16,407	—	17,875	—

(in thousands of USD)	Balance at Jan 1, 2021	Recognized in income	Recognized in equity	Other movements	Translation Differences	Balance at Dec 31, 2021
Employee benefits	29	(4)	—	—	(2)	23
Unused tax losses & tax credits	27,650	38,660	—	—	(6)	66,304
Unremitted earnings	(26,322)	(38,459)	—	—	—	(64,781)
Total	1,357	197	—	—	(8)	1,546

	Balance at Jan 1, 2022	Recognized in income	Recognized in equity	Other movements	Translation Differences	Balance at Dec 31, 2022
Employee benefits	23	4	—	—	(2)	25
Unused tax losses & tax credits	66,304	(5,988)	—	—	(8)	60,308
Unremitted earnings	(64,781)	5,851	—	—	—	(58,930)
Reclassification	—	(991)		991	—	—
Total	1,546	(1,124)	—	991	(10)	1,403

	Balance at Jan 1, 2023	Recognized in income	Recognized in equity	Other movements	Translation Differences	Balance at Dec 31, 2023
Employee benefits	25	18	—	—	1	44
Unused tax losses & tax credits	60,308	(18,134)	—	—	4	42,178
Unremitted earnings	(58,930)	16,988	—	—	—	(41,942)
Total	1,403	(1,128)	—	—	5	280